Note 10 - Equity Method Investments	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

10. Equity Method Investments:

As of December 31, 2024, there were no companies accounted for as equity method investments. During the year ended December 31, 2024, the Company received, in the form of a special dividend, $544 from Goodway Maritime Co.

During the year ended December 31, 2023, the Company received, in the form of a special dividend, $1,274 from Geyer Maritime Co. and contributed $980 to the equity of Platt Maritime Co. and $294 to the equity of Sykes Maritime Co. Furthermore, during the year ended December 31, 2023, Goodway Maritime Co. sold its vessel Monemvasia and provided a special dividend to the Company amounting to $4,900.

On December 5, 2023, the Company agreed to acquire from York the 51% equity interest in the company operating the 2001-built, 1,550 TEU capacity containership, Arkadia. The transfer was concluded on December 11, 2023, whereupon the Company owns 100% equity interest of the company operating Arkadia. Management accounted for this transaction as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration was proportionally allocated on a relative fair value basis to the assets acquired (Note 7).

On May 12, 2023, the Company agreed to sell its 49% equity interest in the company operating the 2018-built, 3,800 TEU capacity containership, Polar Argentina to York, which at that time held the remaining 51% and to acquire from York the 51% equity interest in the company operating the 2018-built, 3,800 TEU capacity containership, Polar Brasil. Both transfers were concluded on June 2, 2023, whereupon the Company owns 100% equity interest of the company operating the containership Polar Brasil. Management accounted for this transaction as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration was proportionally allocated on a relative fair value basis to the assets acquired (Note 12(a)).

During the year ended December 31, 2022, the Company received, in the form of a special dividend, $1,128 from Steadman Maritime Co.

For the years ended December 31, 2022, 2023 and 2024, the Company recorded a net income of $2,296, $764 and $12, respectively, from equity method investments, which is separately reflected as Income from equity method investments in the accompanying consolidated statements of income.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2023	December 31, 2024
Current assets	$1,386	$-
Non-current assets	-	-
Total assets	$1,386	$-

Current liabilities	$123	$-
Non-current liabilities	-	-
Total liabilities	$123	$-

	For the years ended December 31,
	2022	2023	2024
Voyage revenue	$23,789	$13,832	$-
Net income	$4,686	$1,559	$24